PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS (Mountaineer Acquisition) (Details) (Mountaineer Midstream, USD $)	0 Months Ended		12 Months Ended
	Jun. 21, 2013	Jun. 03, 2013	Dec. 31, 2013
Business Acquisition [Line Items]
Cost of acquired entity, purchase price	$ 210,000,000
Cost of acquired entity, cash paid	110,000,000
Units issued to acquire entity	100,000,000		100,000,000
Volume weighted average share price, term		5 days
Volume weighted average share price		$ 31.53
Units issued in connection with acquisition			3,171,120.00
Cost of acquired entity, equity interests issued and issuable	100,000,000
Limited partners, Common
Business Acquisition [Line Items]
Units issued to acquire entity	98,000,000		98,000,000
Units issued in connection with acquisition	3,107,698		3,107,698
General Partner Units
Business Acquisition [Line Items]
Units issued to acquire entity	$ 2,000,000
Units issued in connection with acquisition	63,422		63,422